Sun Life Assurance and Annuity Company of Canada (U.S.)
One Sun Life Executive Park
112 Worcester Street
Wellesley Hills, Massachusetts  02481

July 23, 2010

Securities and Exchange Commission
100 F Street, N.W.
Washington, D.C. 20549

Re:	Sun Life of Canada (U.S.) Variable Account F ("Registrant") of
Sun Life Assurance Company of Canada (U.S.) ("Depositor")
Registration Statement on Form N-4 ("Registration Statement" or "N-4 Registration Statement")

Commissioners:

Enclosed herewith for filing, pursuant to the Securities Act of 1933 and the Investment Company Act of 1940, is a Registration Statement on Form N-4 of Sun Life of Canada (U.S.) Variable Account F.

The Registration Statement is being filed for the purpose of registering the variable portion of an indefinite number of flexible payment deferred annuity contracts (the "New Contracts") to be used in connection with retirement and deferred compensation plans.

On behalf of Registrant, we hereby request that the Prospectus, which is part of the Registration Statement, be given selective review.  The basis for this request is that the Contracts are simply a revised version of certain flexible premium deferred annuity contracts issued by the Depositor (File No. 333-83364) (the “Existing Contracts”).  The differences between the Registration Statement and the Form N-4 registration statement for the Existing Contracts are limited.  The principal substantive differences are:

1)	The Existing Contracts charge 1.35% of average daily net assets for mortality and expense risks, whereas New Contracts charge only 0.50%.

2)	The Existing Contracts have a distribution fee equal to 0.20% of average daily net assets, whereas New Contracts do not have a distribution fee.

3)	The Existing Contracts offer an optional enhanced death benefit, whereas the New Contracts only offer the basic death benefit.

4)
The New Contracts offer a new optional living benefit, Sun Income Advisor, which has recently been filed under the name “Sun Income Riser” with the SEC in three pending registration statements (File Nos. 333-83516, 333-83362, 333-74844).

5)
The New Contracts will be distributed primarily through sales channels using fee-based advisory platforms and, therefore, specific disclosure regarding advisory services and advisory fees has been added to the prospectus.

Moreover, the enclosed Registration Statement does not present any novel disclosure or regulatory issues.  A courtesy copy of the Prospectus, to be provided to the Commission Staff under separate cover, has been marked to show the differences from the prospectus for the existing contracts.

In connection with the filing of the enclosed Registration Statement, the Depositor will be filing an amendment to its current registration statement on Form S-3 under the 1933 Act ("S-3 Amendment") as the companion filing to the N-4 Registration Statement.  Both the N-4 Registration Statement and the S-3 Amendment share the same prospectus. The Form S-3 Amendment will register the guarantee periods of the Fixed Account described in the Prospectus included in Part A of the N-4 Registration Statement.

Registrant intends file a pre-effective amendment to the N-4 Registration Statement to respond to any the Commission Staff’s comments.  At that time, we will make an oral request for effectiveness of N-4 Registration Statement and the S-3 Amendment.

Should you have any questions regarding this filing, please contact the undersigned at (781) 263-6402 or Elizabeth Love at (781)263-6302.

Respectfully yours,

/s/ Sandra M. DaDalt

Sandra M. DaDalt
Assistant Vice President & Senior Counsel

cc:  Rebecca M. Marquigny, Esquire
      Elizabeth B. Love, Esquire

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